Future Minimum Payments under Contractual Obligations (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Claims		Dec. 31, 2012 Claims	Dec. 31, 2011 Claims
Commitment And Contingencies [Line Items]
Contractual Obligations	$ 5,975,863	[1]
Office space leased under operating lease	2,000,000
Office space leased, number of locations	97
Office space leased, number of countries	48
Letter of Credit [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations	67,138	[2]
Number of claims made against any stand-by letters of credit	0		0	0
Senior Secured Term Loan C [Member]
Commitment And Contingencies [Line Items]
Debt maturity year	2017
Senior Secured Term Loan B [Member]
Commitment And Contingencies [Line Items]
Debt maturity year	2019
Term Loan B Incremental Term Loan Facility [Member]
Commitment And Contingencies [Line Items]
Debt maturity year	2017
Headquarters Mortgage [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations	98,847	[3]
Headquarters Mortgage [Member] | March 2017 [Member]
Commitment And Contingencies [Line Items]
Contractual Obligations	$ 85,000

[1]	Excludes pension obligations; see Note 9, Pension and Other Postretirement Benefit Plans.
[2]	Our letters of credit consist of stand-by letters of credit, underwritten by a group of lenders, which we primarily issue for certain regulatory purposes as well as to certain hotel properties to secure our payment for hotel room transactions. The contractual expiration dates of these letters of credit are shown in the table above. There were no claims made against any stand-by letters of credit during the years ended December 31, 2013, 2012 and 2011.
[3]	Includes all interest and principal related to $85 million mortgage facility, which matures on March 1, 2017 (see Note 11, Debt).